Prepayment and Deposit	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Prepayment And Deposit
Prepayment and Deposit

Note 7 – Prepayment and Deposit

Prepaid expenses consist of the deposit pledge to the vendor for stock credits for resale. Our current vendors are China Unicom and China Mobile for our Telecommunication Products & Services business and our SMS & MMS business. Deposits include payments placed into the e-commerce platforms where we offer our products and services. The platforms are PinDuoDuo, Tmall, and JD.com.

	November 30, 2022	February 28, 2022
	(unaudited)
Telecommunication Products & Services
Deposit Paid / Prepayment	$2,610,008	$2,396,550
Deposit received	—	—
Net Prepaid expenses for Telecommunication Products & Services	$2,610,008	$2,396,550
Others prepayment	1,470,009	369,256
Prepayment and deposit	$4,080,017	$2,765,806

	November 30, 2022	February 28, 2022
	(unaudited)
SMS & MMS Business
Deposit Paid / Prepayment	$621,651	$565,536
Deposit received
Net Prepaid expenses for SMS	$621,651	$565,536
Others prepayment	—	—
Prepayment and deposit	$621,651	$565,536

Note 7 – Prepayment and Deposit

Prepaid expenses consist of the deposit pledge to the vendor for stocks credits for resale. Our current vendors are China Unicom and China Mobile for our Telecommunication Products & Services business and our SMS & MMS business. Deposits also includes payments placed into the e-commerce platforms where we offer our products and services. The platforms are PinDuoDuo, Tmall and JD.com.

	February 28, 2022	February 28, 2021

Telecommunication Products & Services
Deposit Paid / Prepayment	$2,396,550	$333,646
Deposit received	—	—
Net Prepaid expenses for Telecommunication Products & Services	$2,396,550	$333,646
Others prepayment	369,256	143,288
Prepayment and deposit	$2,765,806	$476,934

	February 28, 2022	February 29, 2020

SMS & MMS Business
Deposit Paid / Prepayment	$565,536	$169,443
Deposit received
Net Prepaid expenses for SMS	$565,536	$169,443
Others prepayment	—	—
Prepayment and deposit	$565,536	$169,443